Income Taxes (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Income Tax (Textuals) [Abstract]
U.S. statutory rate	35.00%	35.00%	35.00%
Unrecognized tax benefits	$ 3,054	$ 2,699	$ 2,307	$ 2,403
Interest Income/Expense after tax	(41)	(47)	34
Accrued interest	$ 422	$ 350